share-based compensation	12 Months Ended
Dec. 31, 2018
share-based compensation
share-based compensation

14   share-based compensation

(a)    Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

		2018			2017
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
Years ended December 31 (millions)	Note	expense	outflows	adjustment	expense	outflows	adjustment
Restricted stock units	(b)	$99	$(98)	$1	$83	$(67)	$16
Employee share purchase plan	(c)	37	(37)	—	37	(37)	—
Share option awards	(d)	5	—	5	1	—	1
		$141	$(135)	$6	$121	$(104)	$17

For the year ended December 31, 2018, the associated operating cash outflows in respect of restricted stock units were net of cash inflows arising from cash-settled equity forward agreements of $9 million (2017 – $14 million). For the year ended December 31, 2018, the income tax benefit arising from share-based compensation was $37 million (2017 – $32 million).

(b)   Restricted stock units

General

We use restricted stock units as a form of retention and incentive compensation. Each restricted stock unit is nominally equal in value to one equity share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding equity share. The notional dividends are recorded as additional issuances of restricted stock units during the life of the restricted stock unit. Due to the notional dividend mechanism, the grant-date fair value of restricted stock units equals the fair market value of the corresponding equity shares at the grant date. The restricted stock units generally become payable when vesting is complete and typically vest over a period of 33 months (the requisite service period). The vesting method of restricted stock units, which is determined on or before the date of grant, may be either cliff or graded; the majority of restricted stock units outstanding are cliff-vesting. The associated liability is normally cash-settled.

TELUS Corporation restricted stock units

We also award restricted stock units that largely have the same features as our general restricted stock units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on our Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted stock units affected by the total customer connections performance condition equals the fair market value of the corresponding Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted stock units with only service conditions. The recurring estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted stock units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted stock units.

Number of non-vested restricted stock units as at December 31	2018	2017
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	3,037,881	3,327,464
Notional subset affected by total customer connections performance condition	155,639	154,452
	3,193,520	3,481,916
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	466,917	463,357
	3,660,437	3,945,273

The following table presents a summary of the activity related to TELUS Corporation restricted stock units without market performance conditions.

	2018			2017
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	stock units [1]		grant-date	stock units [1]		grant-date
Year ended December 31	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	3,481,916	—	$41.87	3,390,979	—	$41.71
Vested	—	32,848	$41.00	—	29,108	$38.09
Issued
Initial award	1,769,092	—	$45.72	1,825,688	—	$43.56
In lieu of dividends	208,503	359	$46.32	206,715	455	$43.98
Vested	(1,963,722)	1,963,722	$40.34	(1,766,680)	1,766,680	$43.73
Settled in cash	—	(1,933,546)	$40.08	—	(1,698,008)	$43.63
Forfeited and cancelled	(302,269)	—	$43.16	(174,786)	(65,387)	$42.88
Outstanding, end of period
Non-vested	3,193,520	—	$44.85	3,481,916	—	$41.87
Vested	—	63,383	$44.89	—	32,848	$41.00
1	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

With respect to certain issuances of TELUS Corporation restricted stock units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted stock units outstanding as at December 31, 2018, is set out in the following table.

	Number of		Number of	Total number of
	fixed-cost	Our fixed cost	variable-cost	non-vested
	restricted	per restricted	restricted stock	restricted stock
Vesting in years ending December 31	stock units	stock unit	units	units [1]
2019	1,439,418	$45.53	219,443	1,658,861
2020	1,369,272	$48.71	369,734	1,739,006
	2,808,690		589,177	3,397,867
1	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition vesting in the years ending December 31, 2019.

TELUS International (Cda) Inc. restricted stock units

We also award restricted stock units that largely have the same features as the TELUS Corporation restricted stock units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted stock units.

	2018					2017
	US$ denominated			Canadian $ denominated		US$ denominated				Canadian $ denominated
		Weighted			Weighted			Weighted		Number of	Weighted
	Number of	average		Number of	average	Number of restricted		average		restricted	average
	restricted	grant-date		restricted	grant-date	stock units		grant-date		stock units	grant-date
Year ended December 31	stock units	fair value		stock units	fair value	Non-vested	Vested	fair value			fair value
Outstanding, beginning of period
Non-vested	374,786	US$	24.45	—	$—	163,785	—	US$	21.90	—	$—
Vested	—	US$	—	32,299	$21.36	—	—	US$	—	32,299	$21.36
Issued – initial award	197,495	US$	28.07	—	$—	213,768	—	US$	26.40	—	$—
Vested	—	US$	—	—	$—	(208)	208	US$	24.10	—	$—
Exercised	—	US$	—	—	$—	—	(208)	US$	24.10	—	$—
Forfeited and cancelled	(10,569)	US$	26.28	—	$—	(2,559)	—	US$	24.10	—	$—
Outstanding, end of period
Non-vested	561,712	US$	25.68	—	$—	374,786	—	US$	24.45	—	$—
Vested	—	US$	—	32,299	$21.36	—	—	US$	—	32,299	$21.36

(c)   Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase our Common Shares through regular payroll deductions. In respect of Common Shares held within the employee share purchase plan, Common Share dividends declared during the year ended December 31, 2018, of $34 million (2017 – $31 million) were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.

(d)   Share option awards

General

We use share option awards as a form of retention and incentive compensation. We apply the fair value method of accounting for share-based compensation awards granted to officers and other employees. Share option awards typically have a three-year vesting period (the requisite service period). The vesting method of share option awards, which is determined on or before the date of grant, may be either cliff or graded; all share option awards granted subsequent to 2004 have been cliff-vesting.

The weighted average fair value of share option awards granted is calculated by using the Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares for TELUS Corporation share options and average historical volatility in the prices of a peer group’s shares in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share options

Employees may receive options to purchase Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. No share option awards were granted in fiscal 2018 or 2017.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

	2018		2017
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
Years ended December 31	options	option price	options	option price
Outstanding, beginning of period	740,471	$26.99	1,417,693	$24.49
Exercised [1]	(402,528)	$25.26	(652,926)	$21.90
Forfeited	(2,046)	$29.19	(3,908)	$27.56
Expired	(9,733)	$23.24	(20,388)	$16.31
Outstanding, end of period [2]	326,164	$29.22	740,471	$26.99
1

The total intrinsic value of share option awards exercised for the year ended December 31, 2018, was $8 million (2017 - $15 million), reflecting a weighted average price at the dates of exercise of $46.04 per share (2017 – $44.63 per share). The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

2	All outstanding TELUS Corporation share options are vested, their range of prices is $28.56 – $31.69 per share and their weighted average remaining contractual life is 0.4 years.

TELUS International (Cda) Inc. share options

Employees may receive equity share options (equity-settled) to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. common share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non‑market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

	2018					2017
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of	Weighted		Number of		Number of	Weighted		Number of
	share	average share		share	Share	share	average share		share	Share
Year ended December 31	options	option price [1]		options	option price [2]	options	option price [1]		options	option price [2]
Outstanding, beginning of period	748,626	US$	30.12	53,832	$21.36	573,354	US$	30.86	53,832	$21.36
Granted	111,281	US$	27.81	—	$—	175,272	US$	27.70	—	$—
Forfeited	(1,172)	US$	27.70	—	$—	—	US$	—	—	$—
Outstanding, end of period	858,735	US$	29.83	53,832	$21.36	748,626	US$	30.12	53,832	$21.36
1	The range of share option prices is US$21.90 – US$40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 8.4 years.
2	The weighted average remaining contractual life is 7.5 years.